Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 163,053	$ 310,338
Restricted cash	315	338
Prepaid expenses and other assets, current	48,943	36,276
Total current assets	212,311	346,952
Non-current assets:
Property and equipment, net	32,474	33,541
Prepaid expenses and other non-current assets	1,718	2,362
Operating lease right-of-use assets	13,235	18,775
Long-term deposits	1,688	2,039
Deferred tax asset	2,396	1,826
Intangible assets, net	8	65
Total assets	263,830	405,560
Current liabilities:
Accounts payable	334	431
Accrued expenses and other liabilities	3,815	23,667
Operating lease liabilities	34,669	4,453
Total current liabilities	38,818	28,551
Non-current liabilities:
Operating lease liabilities, net of current portion	11,310	16,545
Liability related to sale of future royalties and sales milestones, net	52,443	47,016
Other long-term payables	105	128
Total liabilities	102,676	92,240
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	851,824	843,108
Accumulated other comprehensive loss	(47,564)	(8,570)
Accumulated deficit	(643,228)	(521,340)
Total shareholders' equity	161,154	313,320
Total liabilities and shareholders' equity	263,830	405,560
Ordinary shares
Shareholders' equity:
Share value	$ 4	$ 4
Shares outstanding	91,132,356	90,907,830
Shares issued	91,132,356	90,907,830
Deferred shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares outstanding	34,425	34,425
Shares issued	34,425	34,425
Deferred B Shares
Shareholders' equity:
Share value	$ 118	$ 118
Shares outstanding	88,893,548	88,893,548
Shares issued	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares outstanding	1	1
Shares issued	1	1